Segment and Revenue Analysis (Details) - Schedule of entity-wide disclosures relating to revenues - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenue from continuing operations	$ 3,098,733	$ 1,081,095	$ 622,801
Net income (loss) from continuing operations	1,194,067	(4,070,127)	1,690,529
Net loss from discontinued operations	(339,054)	(2,645,831)	(2,565,197)
Total Net income loss	855,013	(6,715,958)	(874,668)
Depreciation and amortization	116,522	408,740	391,351
Capital expenditure			47,086
Total assets	36,513,397	32,047,957	18,452,910
Petfood sales [Member]
Revenue from External Customer [Line Items]
Revenue from continuing operations	24,726	474,632	622,801
Net income (loss) from continuing operations	1,089,347	(2,854,514)	1,690,529
Net loss from discontinued operations	(339,054)	(2,645,831)	(2,565,197)
Total Net income loss	750,293	(5,500,345)	(874,668)
Depreciation and amortization	62,164	395,094	391,351
Capital expenditure			47,086
Total assets	34,480,238	26,969,867	18,452,910
Restaurant business [Member]
Revenue from External Customer [Line Items]
Revenue from continuing operations	3,074,007	606,463
Net income (loss) from continuing operations	104,720	(1,215,613)
Net loss from discontinued operations
Total Net income loss	104,720	(1,215,613)
Depreciation and amortization	54,358	13,646
Capital expenditure
Total assets	$ 1,502,768	$ 5,078,090